Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 477,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	65,908.23
Total Offset Amount	0.00
Net Fee	$ 65,908.23
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A